MainStay MacKay Tax Free Bond Fund
MainStay MacKay Tax Free Bond Fund

MAINSTAY GROUP OF FUNDS

Supplement dated November 1, 2019 (“Supplement”) to the

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, and MainStay MacKay Tax Free Bond Fund Prospectus dated February 28, 2019, as supplemented and

MainStay MacKay Infrastructure Bond Fund Prospectus dated August 21, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, Class R6 shares for each Fund are available for purchase. As a result, the following changes are made to the Prospectuses:

1.	The front cover is revised to include each Fund’s Class R6 ticker symbol as follows:

MainStay MacKay California Tax Free Opportunities Fund	MSODX
MainStay MacKay High Yield Municipal Bond Fund	MMHEX
MainStay MacKay Infrastructure Bond Fund	MGVDX
MainStay MacKay New York Tax Free Opportunities Fund	MNODX
MainStay MacKay Tax Free Bond Fund	MTBDX

2.	For each Fund, the table and footnotes in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” are deleted and replaced with the following:

MainStay MacKay Tax Free Bond Fund

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Tax Free Bond Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Tax Free Bond Fund		Class A	INVESTOR CLASS	Class B [2]	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	0.50%	none	none
Other Expenses		0.13%	0.11%	0.11%	0.11%	0.13%	0.03%	[3]
Total Annual Fund Operating Expenses		0.80%	0.78%	1.03%	1.03%	0.55%	0.45%
[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; and 0.39% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	Based on estimated amounts for the current fiscal year.

Example
Assuming redemption at end of period
Expense Example - MainStay MacKay Tax Free Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class B	Class C	Class I	Class R6
1 Year	$ 528	$ 526	$ 605	$ 205	$ 56	$ 46
3 Years	694	688	628	328	176	144
5 Years	874	864	769	569	307	252
10 Years	$ 1,395	$ 1,373	$ 1,189	$ 1,259	$ 689	$ 567

Assuming no redemption
Expense Example No Redemption - MainStay MacKay Tax Free Bond Fund - USD ($)	Class B	Class C
1 Year	$ 105	$ 105
3 Years	328	328
5 Years	569	569
10 Years	$ 1,189	$ 1,259

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE